UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2012


[LOGO OF USAA]
    USAA(R)




PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NASDAQ-100 INDEX FUND
MARCH 31, 2012

                                                                      (Form N-Q)

48480-0512                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
March 31, 2012 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               COMMON STOCKS (96.1%)

               CONSUMER DISCRETIONARY (14.5%)
               ------------------------------
               APPAREL RETAIL (0.4%)
     20,464    Ross Stores, Inc.                                                               $  1,189
                                                                                               --------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
      5,530    Fossil, Inc.*                                                                        730
                                                                                               --------
               AUTOMOTIVE RETAIL (0.4%)
     11,395    O'Reilly Automotive, Inc.*                                                         1,041
                                                                                               --------
               CABLE & SATELLITE (3.6%)
    187,553    Comcast Corp. "A"                                                                  5,629
     60,527    DIRECTV "A"*                                                                       2,986
    336,114    Sirius Satellite Radio, Inc.*                                                        776
     24,968    Virgin Media, Inc.                                                                   624
                                                                                               --------
                                                                                                 10,015
                                                                                               --------
               CASINOS & GAMING (0.4%)
      8,998    Wynn Resorts Ltd.                                                                  1,124
                                                                                               --------
               CATALOG RETAIL (0.3%)
     48,865    Liberty Media Corp. - Interactive "A"*                                               933
                                                                                               --------
               CONSUMER ELECTRONICS (0.3%)
     17,419    Garmin Ltd.                                                                          818
                                                                                               --------
               DEPARTMENT STORES (0.2%)
      9,514    Sears Holdings Corp.*                                                                630
                                                                                               --------
               EDUCATION SERVICES (0.1%)
     11,328    Apollo Group, Inc. "A"*                                                              438
                                                                                               --------
               GENERAL MERCHANDISE STORES (0.4%)
     10,654    Dollar Tree, Inc.*                                                                 1,007
                                                                                               --------
               HOMEFURNISHING RETAIL (0.5%)
     21,592    Bed Bath & Beyond, Inc.*                                                           1,420
                                                                                               --------
               HOTELS, RESORTS & CRUISE LINES (0.1%)
     13,212    Ctrip.com International Ltd. ADR*                                                    286
                                                                                               --------
               INTERNET RETAIL (4.4%)
     40,731    Amazon.com, Inc.*                                                                  8,248
     10,815    Expedia, Inc.                                                                        362
      4,960    Netflix, Inc.*                                                                       570
      4,457    Priceline.com, Inc.*                                                               3,198
                                                                                               --------
                                                                                                 12,378
                                                                                               --------
               LEISURE PRODUCTS (0.4%)
     30,340    Mattel, Inc.                                                                       1,021
                                                                                               --------
               MOVIES & ENTERTAINMENT (1.0%)
    149,972    News Corp. "A"                                                                     2,953
                                                                                               --------

================================================================================

1  | USAA Nasdaq-100 Index Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               RESTAURANTS (1.3%)
     67,434    Starbucks Corp.                                                                 $  3,769
                                                                                               --------
               SPECIALTY STORES (0.4%)
     62,119    Staples, Inc.                                                                      1,005
                                                                                               --------
               Total Consumer Discretionary                                                      40,757
                                                                                               --------

               CONSUMER STAPLES (2.3%)
               -----------------------
               FOOD RETAIL (0.5%)
     16,323    Whole Foods Market, Inc.                                                           1,358
                                                                                               --------
               HYPERMARKETS & SUPER CENTERS (1.3%)
     38,929    Costco Wholesale Corp.                                                             3,535
                                                                                               --------
               PACKAGED FOODS & MEAT (0.2%)
     13,860    Green Mountain Coffee Roasters, Inc.*                                                649
                                                                                               --------
               SOFT DRINKS (0.3%)
     15,603    Monster Beverage Corp.*                                                              969
                                                                                               --------
               Total Consumer Staples                                                             6,511
                                                                                               --------

               HEALTH CARE (10.2%)
               -------------------
               BIOTECHNOLOGY (5.8%)
     16,647    Alexion Pharmaceuticals, Inc.*                                                     1,546
     70,835    Amgen, Inc.                                                                        4,816
     21,367    Biogen Idec, Inc.*                                                                 2,692
     39,275    Celgene Corp.*                                                                     3,044
     67,783    Gilead Sciences, Inc.*                                                             3,311
     18,826    Vertex Pharmaceuticals, Inc.*                                                        772
                                                                                               --------
                                                                                                 16,181
                                                                                               --------
               HEALTH CARE DISTRIBUTORS (0.2%)
      8,032    Henry Schein, Inc.*                                                                  608
                                                                                               --------
               HEALTH CARE EQUIPMENT (0.7%)
      3,522    Intuitive Surgical, Inc.*                                                          1,908
                                                                                               --------
               HEALTH CARE SERVICES (0.8%)
     43,389    Express Scripts, Inc.*                                                             2,351
                                                                                               --------
               HEALTH CARE SUPPLIES (0.2%)
     12,709    DENTSPLY International, Inc.                                                         510
                                                                                               --------
               HEALTH CARE TECHNOLOGY (0.4%)
     15,187    Cerner Corp.*                                                                      1,157
                                                                                               --------
               LIFE SCIENCES TOOLS & SERVICES (0.3%)
     15,954    Life Technologies Corp.*                                                             779
                                                                                               --------
               PHARMACEUTICALS (1.8%)
     38,206    Mylan, Inc.*                                                                         896
      8,351    Perrigo Co.                                                                          863
     62,564    Teva Pharmaceutical Industries Ltd. ADR                                            2,819
     22,411    Warner Chilcott plc "A"*                                                             376
                                                                                               --------
                                                                                                  4,954
                                                                                               --------
               Total Health Care                                                                 28,448
                                                                                               --------

               INDUSTRIALS (1.9%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.7%)
     14,620    C.H. Robinson Worldwide, Inc.                                                        957
     18,980    Expeditors International of Washington, Inc.                                         883
                                                                                               --------
                                                                                                  1,840
                                                                                               --------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
     31,944    PACCAR, Inc.                                                                    $  1,496
                                                                                               --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      7,586    Stericycle, Inc.*                                                                    634
                                                                                               --------
               TRADING COMPANIES & DISTRIBUTORS (0.5%)
     26,430    Fastenal Co.                                                                       1,430
                                                                                               --------
               Total Industrials                                                                  5,400
                                                                                               --------
               INFORMATION TECHNOLOGY (65.9%)
               ------------------------------
               APPLICATION SOFTWARE (2.1%)
     44,199    Adobe Systems, Inc.*                                                               1,516
     20,218    Autodesk, Inc.*                                                                      856
     16,610    Citrix Systems, Inc.*                                                              1,311
     26,397    Intuit, Inc.                                                                       1,587
     27,586    Nuance Communications, Inc.*                                                         706
                                                                                               --------
                                                                                                  5,976
                                                                                               --------
               COMMUNICATIONS EQUIPMENT (7.9%)
    482,066    Cisco Systems, Inc.                                                               10,196
      7,088    F5 Networks, Inc.*                                                                   956
    151,391    QUALCOMM, Inc.(a)                                                                 10,298
     46,602    Research In Motion Ltd.*                                                             685
                                                                                               --------
                                                                                                 22,135
                                                                                               --------
               COMPUTER HARDWARE (18.8%)
     83,452    Apple, Inc.*(a)                                                                   50,027
    160,800    Dell, Inc.*                                                                        2,669
                                                                                               --------
                                                                                                 52,696
                                                                                               --------
               COMPUTER STORAGE & PERIPHERALS (1.3%)
     32,079    NetApp, Inc.*                                                                      1,436
     21,696    SanDisk Corp.*                                                                     1,076
     40,164    Seagate Technology plc                                                             1,083
                                                                                               --------
                                                                                                  3,595
                                                                                               --------
               DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
     43,909    Automatic Data Processing, Inc.                                                    2,423
     12,403    Fiserv, Inc.*                                                                        861
     32,434    Paychex, Inc.                                                                      1,005
                                                                                               --------
                                                                                                  4,289
                                                                                               --------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
     61,376    Flextronics International Ltd.*                                                      444
                                                                                               --------
               HOME ENTERTAINMENT SOFTWARE (0.6%)
    100,502    Activision Blizzard, Inc.                                                          1,288
     29,659    Electronic Arts, Inc.*                                                               489
                                                                                               --------
                                                                                                  1,777
                                                                                               --------
               INTERNET SOFTWARE & SERVICES (9.0%)
     15,914    Akamai Technologies, Inc.*                                                           584
     24,273    Baidu, Inc. ADR*                                                                   3,538
    115,187    eBay, Inc.*                                                                        4,249
     23,089    Google, Inc. "A"*                                                                 14,806
     14,278    VeriSign, Inc.                                                                       548
    108,633    Yahoo!, Inc.*                                                                      1,653
                                                                                               --------
                                                                                                 25,378
                                                                                               --------
               IT CONSULTING & OTHER SERVICES (0.9%)
     27,154    Cognizant Technology Solutions Corp. "A"*                                          2,090
      7,248    Infosys Technologies Ltd. ADR                                                        413
                                                                                               --------
                                                                                                  2,503
                                                                                               --------

================================================================================

3  | USAA Nasdaq-100 Index Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES      SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (1.0%)
    115,557    Applied Materials, Inc.                                                         $  1,437
     14,924    KLA-Tencor Corp.                                                                     812
     10,729    Lam Research Corp.*                                                                  479
                                                                                               --------
                                                                                                  2,728
                                                                                               --------
               SEMICONDUCTORS (7.8%)
     28,853    Altera Corp.                                                                       1,149
     21,822    Avago Technologies Ltd.                                                              850
     44,037    Broadcom Corp. "A"                                                                 1,731
      7,750    First Solar, Inc.*                                                                   194
    447,171    Intel Corp.                                                                       12,570
     20,496    Linear Technology Corp.                                                              691
     52,226    Marvell Technology Group Ltd.*                                                       822
     26,119    Maxim Integrated Products, Inc.                                                      747
     17,190    Microchip Technology, Inc.                                                           639
     88,413    Micron Technology, Inc.*                                                             716
     54,653    NVIDIA Corp.*                                                                        841
     23,437    Xilinx, Inc.                                                                         854
                                                                                               --------
                                                                                                 21,804
                                                                                               --------
               SYSTEMS SOFTWARE (14.8%)
     14,689    BMC Software, Inc.*                                                                  590
     43,468    CA, Inc.                                                                           1,198
     18,582    Check Point Software Technologies Ltd.*                                            1,186
    751,020    Microsoft Corp.(a)                                                                24,221
    449,839    Oracle Corp.                                                                      13,117
     65,287    Symantec Corp.*                                                                    1,221
                                                                                                 41,533
                                                                                               --------
               Total Information Technology                                                     184,858
                                                                                               --------

               MATERIALS (0.5%)
               ----------------
               GOLD (0.2%)
      4,976    Randgold Resources Ltd. ADR                                                          438
                                                                                               --------
               SPECIALTY CHEMICALS (0.3%)
     10,808    Sigma-Aldrich Corp.                                                                  789
                                                                                               --------
               Total Materials                                                                    1,227
                                                                                               --------
               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.8%)
     78,343    Vodafone Group plc ADR                                                             2,168
                                                                                               --------
               Total Common Stocks (cost: $186,421)                                             269,369
                                                                                               --------

PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (3.7%)

               REPURCHASE AGREEMENTS (3.4%)
$     9,693    State Street Bank & Trust Co., 0.01%, acquired on 3/30/2012 and due 4/02/2012 at $9,693 (collateralized by $9,590 of U.S. Treasury,
                   1.50%, due 6/30/2016; market value $9,890)                                     9,693
                                                                                               --------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                                                            VALUE
(000)          SECURITY                                                                           (000)
-------------------------------------------------------------------------------------------------------
               U.S. TREASURY BILLS (0.3%)
     $805      0.03%, 5/03/2012(b),(c)                                                         $    805
                                                                                               --------
               Total Money Market Instruments
               (cost: $10,498)                                                                   10,498
                                                                                               --------
               TOTAL INVESTMENTS (COST: $196,919)                                              $279,867
                                                                                               --------

  NUMBER OF                                                                                    UNREALIZED
  CONTRACTS                                               EXPIRATION       CONTRACT           APPRECIATION
LONG/(SHORT)                                                 DATE         VALUE (000)             (000)
-----------------------------------------------------------------------------------------------------------
               FUTURES (3.7%)
      190      Nasdaq-100 Mini Index                      6/15/2012            $10,453        $         361
                                                                               -------        -------------

               TOTAL FUTURES                                                   $10,453        $         361
                                                                               =======        =============

($ IN 000s)                                      VALUATION HIERARCHY
                                                 -------------------
                                     (LEVEL 1)
                                   QUOTED PRICES      (LEVEL 2)
                                     IN ACTIVE          OTHER           (LEVEL 3)
                                      MARKETS        SIGNIFICANT       SIGNIFICANT
                                   FOR IDENTICAL     OBSERVABLE       UNOBSERVABLE
ASSETS                                 ASSETS           INPUTS           INPUTS                 TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                    $     269,369     $        --      $         --      $     269,369
Money Market Instruments:
  Repurchase Agreements                       --           9,693                --              9,693
  U.S. Treasury Bills                         --             805                --                805
Futures*                                     361              --                --                361
-----------------------------------------------------------------------------------------------------
TOTAL                              $     269,730     $    10,498      $         --      $     280,228
-----------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                             COMMON                       PREFERRED
                                                             STOCKS                      SECURITIES
---------------------------------------------------------------------------------------------------
Balance as of December 31, 2011                                  $2                              $1
Purchases                                                         -                               -
Sales                                                             -                               -
Transfers into Level 3                                            -                               -
Transfers out of Level 3                                         (2)                             (1)
Net realized gain (loss)                                          -                               -
Change in net unrealized appreciation/depreciation                -                               -
---------------------------------------------------------------------------------------------------
BALANCE AS OF MARCH 31, 2012                                     $-                              $-
---------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through March 31, 2012, common and preferred stocks with a fair value of $3,000 were transferred from Level 3 to Level 1 as trading resumed after a division spin-off was completed. A treasury bill with a fair value of $805,000 was transferred from Level 1 to Level 2 as it reached closer to maturity. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

6  | USAA Nasdaq-100 Index Fund

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
(NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost and U.S. Treasury bills valued based on methods discussed in Note A2.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

7  | USAA Nasdaq-100 Index Fund

================================================================================

C. FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. As of March 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2012, were $92,295,000 and $9,347,000, respectively, resulting in net unrealized appreciation of $82,948,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $280,358,000 at March 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2012.

(b) Rate represents an annualized yield at time of purchase, not coupon rate.

(c) Securities with a value of $805,000 are segregated as collateral for initial margin requirements on open futures contracts.

*      Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/29/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/29/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.